4. Revenue (Details - Deferred revenue) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Balance at beginning of year	$ 13,992	$ 0
Deferral of revenue	389,665	81,796
Recognition of unearned revenue	(284,153)	(67,804)
Balance at end of year	$ 119,504	$ 13,992